PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 50,874	$ 45,792
Accumulated depreciation	(43,611)	(39,031)
Depreciated costs	7,263	6,761
Depreciation expense	1,591	1,508	$ 1,649
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	40,268	35,999
Accumulated depreciation	(33,892)	(30,349)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	9,656	8,917
Accumulated depreciation	(8,991)	(8,019)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	81	77
Accumulated depreciation	(56)	(59)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	869	799
Accumulated depreciation	$ (672)	$ (604)